Shareholder Report, Average Annual Return (Details) 199276_Tortoise Global Water ESG Fund_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	106 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
Tortoise Global Water Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tortoise Global Water Fund NAV
Average Annual Return, Percent	7.07%	8.54%	10.59%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	15.00%	15.28%	14.92%
Tortoise Global Water Net Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tortoise Global Water Net Total Return Index
Average Annual Return, Percent	7.42%	8.76%	11.16%